Stock Options (Details) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Stock Options
Number of shares authorized		4,000,000	4,000,000
Vesting term	12 months	4 years	4 years
Expiration term		10 years	10 years